OTHER ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Defined benefit pension asset	$ 5	$ 4
Non-current receivables from taxes other than income tax	0	4
Other	1	1
Other assets	$ 6	$ 9